Retirement benefits (Narrative) (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		£ (4,900)	£ (3,600)
Future commitments
Disclosure of fair value of plan assets [line items]
Possible decrease in capital ratio	0.30%
United Kingdom | Financial assets at amortised cost | Senior notes
Disclosure of fair value of plan assets [line items]
Notional amount		1,250
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan		£ (5,200)	£ (3,800)